Offerings - Offering: 1	Nov. 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	150,000,000
Proposed Maximum Offering Price per Unit	37.44
Maximum Aggregate Offering Price	$ 5,616,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 775,569.60
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock, par value $0.001 per share ("Common Stock"), of Intel Corporation ("Intel") that may become issuable in respect of the securities identified in the above table to prevent dilution as a result of any stock dividend, stock split, recapitalization or other similar transaction. The "Proposed Maximum Offering Price Per Unit" and the "Maximum Aggregate Offering Price" are estimated solely for the purpose of determining the registration fee pursuant to Rule 457(c) and 457(h) under the Securities Act, the offering price and aggregate offering price are based on a price of $37.44 per share, which price is an average of the high and low prices of Intel's Common Stock as reported on the Nasdaq Global Select Market on November 4, 2025. The "Amount Registered" represents 150,000,000 shares of Common Stock reserved for issuance under the Intel Corporation 2006 Equity Incentive Plan, as amended and restated.